4. NOTES RECEIVABLE, RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Notes Receivable Related Parties
NOTE RECEIVABLE, RELATED PARTIES

During the period December 27, 2013 through February 22, 2016, the Company entered into several unsecured short-term note receivable agreements totaling $123,213 (C$165,432), principal plus interest, with a related party through common directors. The notes receivable included an option agreement with the borrower for development rights on a portfolio of oil sands leases in Alberta. If the option agreement were exercised, the outstanding balances payable under the note receivable would be applied towards option payments.

During the period December 27, 2013 through June 30, 2015, the Company entered into several unsecured short-term note receivable agreements totally $52,677 (C$70,726)), principal plus interest, with a second borrower who was also a related party through common directors. The notes receivable included an option agreement with the borrowers for development rights on a portfolio of oil sands leases in Alberta. If the option agreement were exercised, the outstanding balances payable under the note receivable would be applied towards option payments. As of June 25, 2015, the related party relationship ceased to exist as the common director step-down. During the period June 30, 2015 through February 22, 2016, the Company entered into additional unsecured short-term note receivable agreements with this borrower totally $78,303 (C$105,133). Total notes receivable from this borrower were $130,980 (C$175,859).

All note receivable agreements bore interest at the Bank of Canada prime rate plus 1%. The borrower could repay the entire loan including outstanding interest at any time by advising the Company of the intent to pay fifteen days prior to the anticipated date of retirement. All notes receivable included an option agreement with the borrowers for development rights on a portfolio of oil sands leases in Alberta. If the option agreement were exercised, the outstanding balances payable under the note receivable would be applied towards option payments.

On February 22, 2016, the Company and the borrowers entered into a purchase and sale agreement whereby the Company elected to acquire all the rights and obligations associated with certain oilsands leases. As part of the purchase price, the notes receivable were applied towards the payment for the lease rights. Accordingly, the notes receivable plus accrued interest were $nil as of December 31, 2016. See Note 6 “Oil Properties” for additional discussion of the lease acquisitions.

For the years ended December 31, 2016 and 2015, the Company advanced $15,987 (C$19,000) and $20,315 (C$38,500), respectively, under the short-term note agreements with the related party. The Company recognized $502 (C$835) and $4,217 (C$5,428) in accrued interest income for the years ended December 31, 2016 and 2015, under the terms of the note agreements with the related party.

For the years ended December 31, 2016 and 2015, the Company advanced $26,706 (C$38,800) and $30,353 (C$63,700), respectively, under the short-term note agreements. The Company recognized $651 (C$874) and $2,581 (C$3,322) in accrued interest income for the years ended December 31, 2016 and 2015, under the terms of the note agreements.